Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, authorized shares	255,000,000	255,000,000	255,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, issued shares	13,673,160	13,673,160	11,230,561
Common stock, outstanding shares	13,673,160	13,673,160	11,230,561